Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 11,810		$ 171,583
Restricted cash		314,482
Prepaid expenses	83,642	105,568	367,219
Due from Sponsor	140,139	1,074,015
Due from related party	145,028	195,000
Total current assets	380,619	1,689,065	538,802
Investments held in the Trust Account	5,940,746	10,664,690	244,314,622
Total Assets	6,321,365	12,353,755	244,853,424
Current liabilities:
Accounts payable	459,201	89,311	128,835
Accrued expenses	883,998	968,309	68,216
Due to related party	777,000	805,000
Due to Shareholders		628,758
Loan payable	108,466
Income tax payable	48,649	100,036	467,991
Excise tax payable	2,402,516	2,348,302
Franchise tax payable			149,041
Total current liabilities	5,654,830	5,260,471	899,083
Deferred tax liability	5,161	9,935	156,593
Deferred underwriting commissions in connection with the Initial Public Offering	6,600,000	6,600,000	12,000,000
Derivative liabilities	1,035,000	623,090	84,890
Total Liabilities	13,329,991	12,493,496	13,140,566
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 1,000,945 and 24,000,000 redeemable shares at approximately $10.84 and $10.15 per share redemption value at December 31, 2023 and 2022, respectively	5,850,330	10,847,403	243,597,590
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2023 and 2022
Additional paid-in capital	1,349,771	509,211
Accumulated deficit	(14,209,327)	(11,496,955)	(11,885,332)
Total stockholders’ deficit	(12,858,956)	(10,987,144)	(11,884,732)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	6,321,365	12,353,755	244,853,424
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 1,000,945 and 24,000,000 redeemable shares at approximately $10.84 and $10.15 per share redemption value at December 31, 2023 and 2022, respectively	5,850,330	10,847,403	243,597,590
Stockholders’ Deficit:
Common stock, value	510	510
Common Class B [Member]
Stockholders’ Deficit:
Common stock, value	90	90	600
Investor [Member]
Current liabilities:
Due to investor, net of debt discount	975,000	320,755
Related Party [Member]
Current liabilities:
Due to related party		805,000	$ 85,000
Convertible note – related party	$ 35,000